March 5, 2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:  Dreyfus BNY Mellon Funds, Inc.

 –Dreyfus Global Emerging Markets Fund

 –Dreyfus Yield Enhancement Strategy Fund (the "Funds")

 1933 Act File No.: 333-192305
 1940 Act File No.: 811-22912
 CIK No.: 0001591556

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for the above-referenced Funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 49 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2019.

Please address any comments or questions to my attention at 412-236-9672.

Sincerely,

/s/ Bethany L. Marangoni

Bethany L. Marangoni

Analyst/Paralegal